Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

11. Income Taxes

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. In accordance with ASC 740, “Income Taxes,” the Company recorded a valuation allowance to fully offset the net deferred tax asset, because it is not more likely than not that the Company will realize future benefits associated with these deferred tax assets at December 31, 2011 and 2010. The change in the valuation allowance for the years ended December 31, 2011 and 2010 was an increase of approximately $5.8 million and $11.9 million, respectively. The increases in the valuation allowance of $11.9 million during the year ended December 31, 2010 were net of an increase in the valuation allowance of $6.2 million as a result of adjustments to the gross deferred tax asset related to the net operating loss carryforward due to an adjustment to the ownership change under Internal Revenue Code Section 382 in 2009, which was subsequently adjusted in 2010. Significant components of the Company’s deferred tax assets at December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets:
Patent costs	$637	$731
Inventory expense	595	—
Share-based payments	5,583	5,318
Accrued liabilities — U.S.	282	275
Accrued liabilities — foreign	347	347
Deferred revenue	4,362	4,882
Property and equipment	749	695
Deferred rent	212	273
Other	6	(76)
Warrant	45	45
Credits	3,693	3,611
Net operating loss carryforwards — U.S.	52,813	47,530
Net operating loss carryforwards — foreign	4,198	4,116
Total deferred tax assets	73,522	67,747
Valuation allowance	(73,522)	(67,747)
Net deferred tax assets	$—	$—

A reconciliation of the federal statutory tax rate and the effective tax rates is as follows:

	Year Ended December 31,
	2011	2010	2009
Statutory tax rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(5.5)	(5.5)	(5.5)
Share-based payments	0.7	0.7	0.5
Foreign deferred tax adjustment	0.2	3.8	0.0
Other	1.7	(1.9)	0.0
Change in valuation allowance	36.9	36.9	39.0
Effective tax rate	(0)%	(0)%	(0)%

The principal differences between the U.S. statutory tax rate of 34% and the Company’s effective tax rates of (0)% for the years ended December 31, 2011, 2010 and 2009 is primarily due to the Company’s valuation allowance and the write-down of net operating loss carryforwards due to an ownership change under Internal Revenue Code Section 382 in 2009.

The Company has approximately $280.3 million of net operating loss carryforwards (federal, state and foreign) and tax credit carryforwards of $3.7 million as of December 31, 2011. The Company reduced its tax attributes (NOL’s and tax credits) as a result of the Company’s ownership changes in 2009 and 2007 and the limitation placed on the utilization of its tax attributes as a substantial portion of the NOL’s and tax credits generated prior to the ownership change will likely expire unused. Accordingly, the federal NOL’s were reduced by approximately $272.0 million and the tax credit carryforwards were reduced by approximately $7.3 million.

	December 31,
	2011	2010
	(in millions)
Federal NOL’s	$134.2	$120.9
State NOL’s	129.4	115.6
Foreign NOL’s	16.7	15.6
Total NOL’s	$280.3	$252.1

	(in thousands)
Federal Credits	$481	$406
State Credits	3,211	3,205
Total Credits	$3,692	$3,611

The Company’s federal NOL’s of $134.2 million and state NOL’s of $129.4 million begin to expire after 2012 up through 2031. The Company’s foreign NOL’s of $16.7 million do not expire. The Company’s federal and state tax credits of $3.7 million begin to expire in 2025 through 2031.

The Company follows the provisions of ASC 740, which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosures.  There was no cumulative effect adjustment upon adoption.  A reconciliation of the beginning and ending unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Balance at January 1,	$—	$—	$115
Reductions related to tax positions	—	—	(115)
Balance at December 31,	$—	$—	$—